Foreign exchange variations, net (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Exchange Variations Net
Schedule of foreign exchange variations, net

	2024	2023	2022
Income
Loans and financing(i)	-	125,981	47,552
Suppliers	21,370	33,680	34,586
Swap(ii)	106,453	10,698	28,006
Other(iii)	177,367	23,676	30,923
	305,190	194,035	141,067
Expenses
Loans and financing(i)	(57,124)	(10,698)	(27,984)
Suppliers	(85,447)	(19,336)	(21,109)
Swap(ii)	(49,310)	(125,981)	(47,460)
Other	(41,946)	(45,077)	(39,507)
	(233,827)	(201,092)	(136,060)

Foreign exchange variations, net	71,363	(7,057)	5,007

(i)	It mainly refers to foreign exchange variation on loans and financing in foreign currency.

(ii)	Refers to derivative financial instruments to mitigate risks of foreign exchange variations related to foreign currency debts (Note 37).
(iii)	It mainly refers to the foreign exchange variation of accounts receivable.